Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
	As of December 31,
	2021	2020
	(in thousands)
Prepaid expenses	$1,046	$746
Government institutions	79	66
	$1,125	$812